PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:

	2012	2011
	(In thousands)
Land	$14,614	$19,250
Buildings	56,835	70,168
Equipment	72,378	78,269
	143,827	167,687
Accumulated depreciation and amortization	(96,811)	(105,139)
Property and equipment, net	$47,016	$62,548

Depreciation expense was $7.6 million, $8.4 million and $8.7 million in 2012, 2011 and 2010, respectively.